LOANS, Loan Ratings by Loan Class, Commercial (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Summary of Loan Ratings by Loan Class [Abstract]
Total loans		$ 2,905,045
Accrued interest excluded from total		6,836
Loans	[1]		$ 2,742,577
Accrued interest included in total	[1]		8,899
Commercial [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		247,338
2020		125,661
2019		169,759
2018		131,067
2017		80,608
Prior		265,749
Revolving loans amortized, Cost basis		183,399
Total loans		1,203,581
Accrued interest, 2021		496
Accrued interest, 2020		234
Accrued interest, 2019		338
Accrued interest, 2018		432
Accrued interest, 2017		184
Accrued interest, Prior		565
Accrued interest, Revolving		289
Accrued interest excluded from total		2,538
Loans	[1]		1,245,951
Accrued interest included in total	[1]		3,536
Commercial [Member] | Non-Watch 1-6 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		245,247
2020		125,335
2019		165,040
2018		120,655
2017		77,430
Prior		256,460
Revolving loans amortized, Cost basis		176,130
Total loans		1,166,297
Loans			1,199,208
Accrued interest included in total			3,408
Commercial [Member] | Watch 7-8 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		81
2020		324
2019		3,560
2018		8,972
2017		2,070
Prior		7,697
Revolving loans amortized, Cost basis		476
Total loans		23,180
Loans			38,743
Accrued interest included in total			105
Commercial [Member] | Substandard Accrual 9 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		2,010
2020		2
2019		1,159
2018		1,440
2017		1,108
Prior		1,530
Revolving loans amortized, Cost basis		6,793
Total loans		14,042
Loans			6,613
Accrued interest included in total			23
Commercial [Member] | Non Accrual 10-11 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		0
2020		0
2019		0
2018		0
2017		0
Prior		62
Revolving loans amortized, Cost basis		0
Total loans		62
Loans			1,387
Accrued interest included in total			0
Commercial [Member] | Commercial and Industrial [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		123,567
2020		69,858
2019		58,675
2018		46,368
2017		38,669
Prior		104,127
Revolving loans amortized, Cost basis		151,848
Total loans		593,112
Accrued interest, 2021		314
Accrued interest, 2020		153
Accrued interest, 2019		105
Accrued interest, 2018		229
Accrued interest, 2017		90
Accrued interest, Prior		240
Accrued interest, Revolving		242
Accrued interest excluded from total		1,373
Loans			676,319
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		121,917
2020		69,856
2019		56,984
2018		44,827
2017		38,307
Prior		96,261
Revolving loans amortized, Cost basis		144,579
Total loans		572,731
Loans			637,826
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		81
2020		0
2019		532
2018		1,294
2017		362
Prior		6,274
Revolving loans amortized, Cost basis		476
Total loans		9,019
Loans			32,765
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		1,569
2020		2
2019		1,159
2018		247
2017		0
Prior		1,530
Revolving loans amortized, Cost basis		6,793
Total loans		11,300
Loans			4,341
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		0
2020		0
2019		0
2018		0
2017		0
Prior		62
Revolving loans amortized, Cost basis		0
Total loans		62
Loans			1,387
Commercial [Member] | Commercial Real Estate [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		123,771
2020		55,803
2019		111,084
2018		84,699
2017		41,939
Prior		161,622
Revolving loans amortized, Cost basis		31,551
Total loans		610,469
Accrued interest, 2021		182
Accrued interest, 2020		81
Accrued interest, 2019		233
Accrued interest, 2018		203
Accrued interest, 2017		94
Accrued interest, Prior		325
Accrued interest, Revolving		47
Accrued interest excluded from total		1,165
Loans			569,632
Commercial [Member] | Commercial Real Estate [Member] | Non-Watch 1-6 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		123,330
2020		55,479
2019		108,056
2018		75,828
2017		39,123
Prior		160,199
Revolving loans amortized, Cost basis		31,551
Total loans		593,566
Loans			561,382
Commercial [Member] | Commercial Real Estate [Member] | Watch 7-8 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		0
2020		324
2019		3,028
2018		7,678
2017		1,708
Prior		1,423
Revolving loans amortized, Cost basis		0
Total loans		14,161
Loans			5,978
Commercial [Member] | Commercial Real Estate [Member] | Substandard Accrual 9 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		441
2020		0
2019		0
2018		1,193
2017		1,108
Prior		0
Revolving loans amortized, Cost basis		0
Total loans		2,742
Loans			2,272
Commercial [Member] | Commercial Real Estate [Member] | Non Accrual 10-11 [Member]
Summary of Loan Ratings by Loan Class [Abstract]
2021		0
2020		0
2019		0
2018		0
2017		0
Prior		0
Revolving loans amortized, Cost basis		0
Total loans		$ 0
Loans			$ 0

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.